Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	2021	2020
FHLB short-term borrowings:
Average balance outstanding	$10,405	$3,292
Maximum amount outstanding at any month-end during the period	26,000	20,000
Balance outstanding at end of period	26,000	10,000
Average interest rate during the period	0.30%	1.12%
Weighted average interest rate at end of period	0.28%	0.41%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2021		December 31, 2020
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2021	$--	--%	$5,000	2.20%
2022	7,171	2.10	7,171	2.10
2023	7,000	2.16	7,000	2.16
2024	6,167	2.05	6,167	2.05
2025	2,855	1.25	2,855	1.25
Total FHLB long-term debt	$23,193	2.00%	$28,193	2.03%